Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Components of Share-based Compensation Expense

The components of share-based compensation expense are as follows:

	Year ended December 31
	2025	2024
Equity-settled expense
Stock options (B)	—	1
Restricted share units (1) (C)	12,879	15,160
Cash-settled (recovery) expense
Deferred share units (1)(2) (D)	1,026	4,876
	13,905	20,037
(1)
For the year ended December 31, 2024, the Company recognized share-based compensation expense under Nova’s RSU plan of $6 and share-based compensation expense under Nova’s DSU plan of $1,700.
(2)
Cash-settled DSUs are accounted for as a liability and are measured at fair value based on the market value of the Company’s common shares at each period end. Fluctuations in the fair value are recognized during the period in which they occur.

Summary of Changes in Simple and Performance Warrants

The following table summarizes changes in the simple and performance warrants during the year ended December 31, 2025 and the year ended December 31, 2024:

	Simple warrants outstanding	Weighted average exercise price	Performance warrants outstanding	Weighted average exercise price
Balance at December 31, 2023	66,700	$39.77	54,400	$38.62
Forfeited	(7,520)	40.04	(4,000)	39.06
Expired	(20,300)	6.25	(25,600)	18.75
Balance at December 31, 2024	38,880	$57.22	24,800	$59.07
Forfeited	(5,120)	171.88	(4,000)	156.23
Expired	(17,440)	16.91	—	0.00
Balance at December 31, 2025	16,320	$64.32	20,800	$40.38

Summarizes Outstanding Simple and Performance Warrants

The following table summarizes outstanding simple and performance warrants as at December 31, 2025:

	Warrants outstanding			Warrants exercisable
Range of exercise prices	Number of warrants	Weighted average exercise price	Weighted average contractual life (years)	Number of warrants	Weighted average exercise price	Weighted average contractual life (years)
Simple warrants
$62.50 - $93.75	16,000	62.50	1.03	16,000	62.50	1.03
$125.00 - $312.50	320	155.19	0.96	320	155.19	0.96
	16,320	$64.32	1.03	16,320	$64.32	1.03
Performance warrants
$6.25 - $9.38	6,400	6.25	n/a	6,400	6.25	0.16
$29.69 - $45.31	6,400	31.25	n/a	6,400	31.25	0.16
$62.50 - $93.75	8,000	75.00	n/a	—	—	n/a
	20,800	$40.38	n/a	12,800	$18.75	0.16

Summary of Changes in Stock Options

The following table summarizes changes in stock options during the year ended December 31, 2025 and the year ended December 31, 2024:

	Stock options outstanding	Weighted average exercise price
Balance at December 31, 2023	853,705	$17.92
Forfeited	(114,982)	15.79
Expired	(166,965)	38.16
Balance at December 31, 2024	571,758	$12.44
Forfeited	(168,034)	11.97
Expired	(82,773)	15.63
Balance at December 31, 2025	320,951	$11.86

Summary of Outstanding Stock Options

The following table summarizes outstanding stock options as at December 31, 2025:

	Stock options outstanding		Stock options exercisable
Exercise prices	Number of options	Weighted average contractual life (years)	Number of options	Weighted average contractual life (years)
$11.50	10,000	4.41	10,000	4.41
$11.79	301,591	1.05	301,591	1.05
$11.90	8,160	4.49	8,160	4.49
$31.50	1,200	1.98	1,200	1.98
	320,951	1.24	320,951	1.24

Summary of Changes in Restricted Share Units

The following table summarizes changes in RSUs during the year ended December 31, 2025 and the year ended December 31, 2024:

RSUs outstanding
Balance at December 31, 2023	8,629,716
Granted	5,555,322
Forfeited	(921,922)
Exercised	(3,892,431)
Balance at December 31, 2024	9,370,685
Granted	4,082,665
Forfeited	(361,154)
Exercised	(6,237,173)
Balance at December 31, 2025	6,855,023

Summary of Changes in Deferred Share Units

The following table summarizes changes in DSUs during the year ended December 31, 2025 and the year ended December 31, 2024:

DSUs outstanding
Balance at December 31, 2023	2,398,333
Granted	644,737
Balance at December 31, 2024	3,043,070
Granted	525,433
Balance at December 31, 2025	3,568,503